Advances from the Federal Home Loan Bank of New York	12 Months Ended
Dec. 31, 2011
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

12. ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

At December 31, 2011 and 2010, the Company had fixed-rate advances from the FHLBNY of $2.7 million and $4.0 million, respectively, which mature through 2018. At December 31, 2011 and 2010, the interest rates on these fixed-rate advances from the FHLBNY ranged from 3.78% to 5.87% for both periods. The weighted average interest rate at December 31, 2011 and 2010 was 4.62% and 4.51%, respectively. Interest expense on advances from the FHLBNY was $153 thousand, $348 thousand and $715 thousand for the years ended December 31, 2011, 2010 and 2009, respectively, and are included in interest on funds borrowed on the consolidated statements of operations.

The contractual maturities of the Company’s fixed-rate advances from the FHLBNY at December 31, 2011 are as follows:

CONTRACTUAL MATURITIES OF ADVANCES FROM THE FHLBNY

September 30,
Years Ended December 31,	Amount
2012	$—
2013	1,466
2014	—
2015	—
2016	—
Thereafter	1,267

Total	$2,733